Consolidated Statements of Changes in Shareholders' Equity (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash dividend declared (in Dollars per share)	$ 1.48	$ 1.44	$ 1.44
Purchase of treasury stock (in Shares)	1,000,000	14,973